Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents	$ 1,533	$ 1,286
Restricted bank deposits	247	196
Trade receivables (net of allowance for doubtful accounts of $75 and $116 at December 31, 2017 and 2016, respectively)	9,804	7,928
Other accounts receivable and prepaid expenses	898	992
Inventories	3,240	2,314
Total current assets	15,722	12,716
LONG-TERM ASSETS	220	43
PROPERTY AND EQUIPMENT, NET	651	514
OTHER INTANGIBLE ASSETS, NET	138	195
GOODWILL	4,676	4,676
Total assets	21,407	18,144
CURRENT LIABILITIES:
Current maturities of long-term loans	505	400
Trade payables	5,951	4,601
Employees and payroll accruals	822	677
Deferred revenues	798	680
Accrued expenses and other liabilities	304	259
Total current liabilities	8,380	6,617
LONG-TERM LIABILITIES:
Long-term loans, net of current maturities	2,523	2,734
Accrued severance pay	286	194
Deferred gain		15
Total long-term liabilities	2,809	2,943
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Share capital: Ordinary Shares of NIS 80.00 nominal value: Authorized; 4,000,000 shares at December 31, 2017 and 2016; Issued and outstanding: 3,356,689 and 2,935,286 shares at December 31, 2017 and 2016, respectively	70,855	61,488
Additional paid-in capital	9,415	17,976
Accumulated other comprehensive loss	(220)	(275)
Accumulated deficit	(69,832)	(70,605)
Total shareholders' equity	10,218	8,584
Total liabilities and shareholders' equity	$ 21,407	$ 18,144